Fair Value Measurements - Long-term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 4,199.4	$ 4,211.9
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 4,150.3	$ 4,346.8